BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Management compensation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Key management personnel compensation	R$ 21,684	R$ 109,314
Salaries, benefits and social charges	14,439	39,822
Variable compensation	R$ 7,245	R$ 69,492